Shareholder Report, Average Annual Return (Details) 193824_Innovator International Developed Power Buffer ETF - January_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	70 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - January
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - January NAV
Average Annual Return, Percent	11.85%	8.28%	6.59%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	23.03%	12.33%	8.33%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	19.91%	9.46%	5.59%